Guarantees and Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guarantees and Product Warranties (Textuals)
Carrying value of the bonds	$ 0.0	$ 11.9
Maximum future payment obligations	89.9	111.1
Standby letters of credit	30.0	28.0
Liability associated with Standby letters of credit	0.0	0.0
Changes in warranty liability balance
Balance at January 1	113.3	83.2
Current period accruals	35.7	92.6
Current period settlements	(49.1)	(51.2)
Currency translation	26.3	11.3
Balance at December 31	$ 73.6	$ 113.3